UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:           GMB Capital Management LLC
               -----------------------------------
Address:    225 Franklin Street, 26th Floor
            --------------------------------
                   Boston, MA  02110
	   --------------------------------
Form 13F File Number:    28-13843
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Joseph McDermott
Title:  Chief Compliance Officer
Phone:  (617) 517-4010

Signature, Place, and Date of Signing:

    /s/ Joseph McDermott       Boston, MA         February 14, 2011
             [Signature]      [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
                                    -----------------------
Form 13F Information Table Entry Total:             18
                                       --------------------
Form 13F Information Table Value Total:          403,917
                                       --------------------
                                               (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
    None

Column 1			Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer			Title of Class	CUSIP		Value		SHRS OR	SH/PRN	PUT/CALL	Investment	Other		Voting Authority
								(x$1000)	PRN AMT				Discretion	Managers	Sole	Shared	None
SPDR GOLD TRUST			GOLD SHS	78463V 10 7   	44414.399	320173	SH			SOLE		N/A				320173
SPDR S&P 500 ETF TR		TR UNIT		78462F 10 3   	8669.960	68946	SH			SOLE		N/A				68946
ISHARES INC			MSCI BRAZIL	464286 40 0	8995.118	116216	SH			SOLE		N/A				116216
ISHARES TR 			RUSSELL 2000 	464287 65 5	61530.987	786439	SH			SOLE		N/A				786439
ISHARES INC			MSCI MEX INVEST	464286 82 2	8734.064	141054	SH			SOLE		N/A				141054
ISHARES INC			MSCI S KOREA	464286 77 2	9024.974	147491	SH			SOLE		N/A				147491
ISHARES INC			MSCI PAC J IDX	464286 66 5	8780.515	186899	SH			SOLE		N/A				186899
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A 41 7	8511.322	214337	SH			SOLE		N/A				214337
SELECT SECTOR SPDR TR		SBI INT-ENERGY	81369Y 50 6	16437.808	240847	SH			SOLE		N/A				240847
ISHARES TR			MSCI EAFE IDX	464287 46 5	35313.923	606560	SH			SOLE		N/A				606560
ISHARES INC			MSCI CDA INDEX	464286 50 9	16502.013	532323	SH			SOLE		N/A				532323
POWERSHARES DB CMDTY IDX TRA	UNIT BEN INT	73935S 10 5	8796.825	319304	SH			SOLE		N/A				319304
ISHARES INC			MSCI HONG KONG	464286 87 1	8700.286	459846	SH			SOLE		N/A				459846
ISHARES INC			MSCI TAIWAN	464286 73 1	8993.059	575740	SH			SOLE		N/A				575740
ISHARES TR			MSCI EMERG MKT	464287 23 4	46466.053	975317	SH			SOLE		N/A				975317
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042 85 8	65847.358	1367660	SH			SOLE		N/A				1367660
OIL SVC HOLDRS TR		DEPOSTRY RCPT	678002 10 6	19041.815	135500	SH			SOLE		N/A				135500
VANGUARD INDEX FDS		REIT ETF	922908 55 3	19156.636	345975	SH			SOLE		N/A				345975

















































































































































































































































































































































Total Value (X 1000)

Total # Securities














































































































































































































































































































































Total Value (X 1000)

Total # Securities